Organization and Operations of the Company	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization and Operations of the Company [Abstract]
Organization and Operations of the Company

1. Organization and Operations of the Company

Organization

Arabella Exploration, Inc. (formerly known as Lone Oak Acquisition Corporation) (the “Parent”) was incorporated in the Cayman Islands on June 17, 2010 as a blank check company whose objective was to acquire an operating business. Parent’s wholly owned subsidiary Arabella Exploration, Limited Liability Company (“Arabella LLC”) was formed in 2011, to acquire interests in low risk prospective and producing oil and gas properties primarily in the Permian Basin in West Texas.  The Parent and Arabella LLC (collectively the “Company”) completed a reverse merger on December 24, 2013 as more fully described below in Note 2.

Nature of Business

The Company is an independent exploration and production company focused on the acquisition and development of unconventional oil and natural gas resources in the Permian Basin in West Texas. The Company owns acreage leases and participates in the drilling of oil and natural gas wells with other working interest partners. Due to the capital intensive nature of oil and natural gas drilling activities, the operating company responsible for conducting the drilling operations may request advance payments from the working interest partners for their share of the costs.

Basis of Presentation

These consolidated financial statements have been prepared by the Company without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). They reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for interim periods, on a basis consistent with the annual audited financial statements. All such adjustments are of a normal recurring nature. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted pursuant to such rules and regulations, although the Company believes the disclosures are adequate to make the information presented not misleading. This Report of Foreign Private Issuer on Form 6-K should be read in conjunction with the Company’s most recent Annual Report on Form 20-F for the fiscal year ended December 31, 2013, filed May 15, 2014, which contains a summary of the Company’s significant accounting policies and other disclosures.

1. Organization and Operations of the Company

Organization

Arabella Exploration, Inc. (formerly known as Lone Oak Acquisition Corporation) (the “Parent”) was incorporated in the Cayman Islands on June 17, 2010 as a blank check company whose objective was to acquire and operating business.  Parent’s wholly owned subsidiary Arabella Exploration LLC (“Arabella LLC”) was formed in 2011, to acquire interests in low risk prospective or currently producing oil and gas properties primarily in the Texas Permian Basin.  The Parent and Arabella LLC (collectively the “Company”) completed a reverse merger on December 24, 2013 as more fully described below in Note 3.

Nature of Business

The Company is an independent exploration and production company focused on the acquisition and development of unconventional oil and natural gas resources in the Permian Basin in West Texas. The Company owns acreage leases and participates in the drilling of oil and natural gas wells with other working interest partners. Due to the capital intensive nature of oil and natural gas drilling activities, the operating company responsible for conducting the drilling operations may request advance payments from the working interest partners for their share of the costs.